Share capital - Narrative (Details) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 19, 2025	Nov. 07, 2024	Oct. 31, 2024	Sep. 25, 2024	Mar. 31, 2025	Dec. 19, 2024	Mar. 31, 2025	Dec. 31, 2024	Feb. 18, 2025	Oct. 22, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, additional amount authorized									$ 750,000
Stock repurchase program, authorized amount									$ 1,000,000	$ 250,000
Total number of shares purchased (in shares)	1,360,537	479,524	409,512	337,070	1,360,537	953,593		2,179,699
Share repurchase program, value of shares repurchased					$ 250,000		$ 250,000	$ 500,000
Approximate dollar value of shares that may yet be purchased under the program (in millions)	$ 750,000	$ 450,000	$ 556,400	$ 400,000	$ 750,000	$ 250,000	$ 750,000
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage							10.00%